     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2012

                                                 FILE NOS. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 31                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 122                                            [X]


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date) pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                       SUPPLEMENT DATED JUNE 1, 2012 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------

19779NY SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  SERIES I SHARES
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             to seek capital growth.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         V.I. CAPITAL APPRECIATION FUND --
                         SERIES I SHARES)
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                         COMSTOCK FUND -- CLASS II SHARES    through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                         AND INCOME FUND -- CLASS II         current income.
                         SHARES
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED WEALTH   Seeks to maximize total return
VARIABLE PRODUCTS        STRATEGY PORTFOLIO -- CLASS B       consistent with the adviser's
SERIES FUND, INC.                                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.       FUND -- CLASS III SHARES            secondarily, income.

                         ---------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         ---------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ---------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high-yield, lower-rated corporate
                                                            bonds, commonly referred to as
                                                            "junk bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS       SERVICE CLASS 2                    consistent with reasonable risk.
FUND











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO --
                         SERVICE CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)


-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)



-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                        PORTFOLIO -- SERVICE CLASS 2       growth.




                        ------------------------------------------------------------------------------
                        VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                        SERVICE CLASS 2
                        ------------------------------------------------------------------------------
                        VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                        PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                           capital.
                        ------------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
                        VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE      CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                           equity securities of companies located
                                                           anywhere in the world, including those
                                                           in the U.S. and in emerging markets.
                        ------------------------------------------------------------------------------
GE INVESTMENTS          CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.             CLASS 1 SHARES                     future income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                        CLASS 1 SHARES                     current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                        SHARES





                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.


                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                        SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES             the extent consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                        ------------------------------------------------------------------------------

                                                ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                        AS APPLICABLE)
----------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
----------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
----------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
----------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
----------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
----------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
----------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
----------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and Palisade
                                           Capital Management, L.L.C. (for
                                           small-cap equity investments only))
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

----------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
----------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                            SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
JANUS ASPEN SERIES          BALANCED PORTFOLIO --              Seeks long-term capital growth,
                            SERVICE SHARES                     consistent with preservation of capital
                                                               and balanced by current income.
                            ------------------------------------------------------------------------------
                            FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                            ------------------------------------------------------------------------------
MFS(R) VARIABLE             MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST             SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                            ------------------------------------------------------------------------------
                            MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                            SERVICE CLASS SHARES               seek total return.
                            ------------------------------------------------------------------------------
                            MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                            SERVICE CLASS SHARES               seek total return.
                            ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE        OPPENHEIMER BALANCED               The Fund seeks a high total investment
ACCOUNT FUNDS               FUND/VA -- SERVICE SHARES          return, which includes current income
                                                               and capital appreciation
                            ------------------------------------------------------------------------------
                            OPPENHEIMER CAPITAL                The Fund seeks capital appreciation by
                            APPRECIATION FUND/VA --            investing in securities of well-known,
                            SERVICE SHARES                     established companies.
                            ------------------------------------------------------------------------------
                            OPPENHEIMER GLOBAL SECURITIES      The Fund seeks long-term capital
                            FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                               portion of its assets in securities of
                                                               foreign issuers, "growth type"
                                                               companies, cyclical industries and
                                                               special situations that are considered to
                                                               have appreciation possibilities.
                            ------------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET            The Fund seeks high total return.
                            FUND/VA -- SERVICE SHARES
                            ------------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL-     The Fund seeks capital appreciation.
                            & MID- CAP FUND(R)/VA -- SERVICE
                            SHARES
                            ------------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ------------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ------------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                            SHARES

                            ------------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation
------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE
                            --------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            --------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2          appreciation.

                            --------------------------------------------------------------------

                                       ADVISER (AND SUB-ADVISER(S),
       INVESTMENT OBJECTIVE                  AS APPLICABLE)
-----------------------------------------------------------------------
Seeks long-term growth of capital.  Prudential Investments LLC
                                    (subadvised by Jennison Associates
                                    LLC)
-----------------------------------------------------------------------
The fund seeks long-term capital    Wells Fargo Funds Management,
appreciation.                       LLC (sub-advised by Wells Capital
                                    Management Incorporated)
-----------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS FUND   SERVICE CLASS 2                    reduced risk over the long term by
                                                             allocating its assets among stocks,
                                                             bonds, and short-term instruments.










                          ---------------------------------------------------------------------------
GOLDMAN SACHS             GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE TRUST  FUND
                          ---------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST           SERVICE CLASS SHARES               seek capital appreciation.
                          ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity
                                        Research & Analysis Company
                                        (FRAC), Fidelity Management &
                                        Research (U.K.) Inc. (FMR U.K.),
                                        Fidelity International Investment
                                        Advisors (FIIA), Fidelity
                                        International Investment Advisors
                                        (U.K.) Limited (FIIA(U.K.)L), and
                                        Fidelity Investments Japan Limited
                                        (FIJ))
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
---------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
---------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.               to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)          SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         -----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE       Seeks a high level of current income.
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER                 Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                 secondary objective.
                         -----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                             ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                  AS APPLICABLE)
                       -----------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. VALUE  Long-term growth of capital.         Invesco Advisers, Inc.
INSURANCE FUNDS        OPPORTUNITIES FUND -- SERIES
(INVESCO VARIABLE      II SHARES (FORMERLY, INVESCO
INSURANCE FUNDS)       V.I. BASIC VALUE FUND --
                       SERIES II SHARES)
                       -----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH     Seeks long-term capital growth.      BlackRock Advisors, LLC
SERIES FUNDS, INC.     V.I. FUND -- CLASS III SHARES                                       (subadvised by BlackRock
                                                                                           Investment Management, LLC)
                       -----------------------------------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES  Seeks maximum income                 GE Asset Management
FUNDS, INC.                                           consistent with prudent              Incorporated
                                                      investment management and the
                                                      preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY          Seeks long-term growth of            GE Asset Management
                       FUND -- CLASS 1 SHARES         capital and future income rather     Incorporated
                                                      than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/       Seeks growth of capital and          GE Asset Management
                                                      accumulation of income that          Incorporated (subadvised by SSgA
                                                      corresponds to the investment        Funds Management, Inc.)
                                                      return of the S&P 500(R)
                                                      Composite Stock Index.
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE         Seeks capital appreciation.          Legg Mason Partners Fund
VARIABLE EQUITY TRUST  VARIABLE AGGRESSIVE GROWTH                                          Advisor, LLC (subadvised by
                       PORTFOLIO -- CLASS II                                               ClearBridge Advisors, LLC)
                       -----------------------------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE         Seeks long-term capital growth.      Legg Mason Partners Fund
                       VARIABLE FUNDAMENTAL ALL CAP   Current income is a secondary        Advisor, LLC (subadvised by
                       VALUE PORTFOLIO --CLASS I      consideration.                       ClearBridge Advisors, LLC)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST         The fund's investment objective      Massachusetts Financial Services
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES is to seek capital appreciation.     Company
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP   Seeks capital appreciation by        OppenheimerFunds, Inc.
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE      investing in "growth type"
                       SHARES                         companies.
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/       Seeks to provide investment          Guggenheim Investments
                                                      results that correspond to a
                                                      benchmark for over-the-counter
                                                      securities. The portfolio's current
                                                      benchmark is the NASDAQ 100
                                                      Index(TM).
                       -----------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                   ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES  Seeks to maximize income while       Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES      maintaining prospects for capital
PRODUCTS TRUST                                  appreciation. The fund normally
                                                invests in both equity and debt
                                                securities.
                    --------------------------------------------------------------------------------------------

                                                                            ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
  ---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
  FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
  SHARES/1/                         normally invests equal portions in
                                    Class 1 shares of Franklin Income
                                    Securities Fund; Mutual Shares
                                    Securities Fund; and Templeton
                                    Growth Securities Fund.
  ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

   Part A and Part B of Post-Effective Amendment No. 30 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 31 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
            filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (4)(c)     [Reserved.]

 (4)(d)     Payment Protection Variable Annuity Rider. Previously filed on
            October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (5)        Form of Application. Previously filed on October 20, 2006 with
            Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)     Amended and Restated Articles of Incorporation of Genworth Life
            Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
            New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (7)        Reinsurance Agreements. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (7)(a)     Reinsurance Agreement. Previously filed on July 16, 2009 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
            25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

    (b)     Participation Agreement between GE Investments Funds, Inc. Genworth
            Life Insurance Company of New York. Previously filed on September 1,
            2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)     Participation Agreement between Janus Aspen Series and GE Capital
            Life. Previously filed with Post-Effective Amendment No. 19 to Form
            N-4 for GE Capital Life Separate Account II, Registration
            No. 333-47016.

    (d)     Form of Participation Agreement regarding Oppenheimer Variable
            Account Funds. Previously filed on December 7, 2000 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (e)(1)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-97085.

    (g)     [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (s)    Form of Fund Participation Agreement between Genworth Life Insurance
           Company of New York and American Century Variable Portfolios II, Inc.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (t)    Form of Fund Participation Agreement between Genworth Life Insurance
           Company of New York and Goldman Sachs Variable Insurance Trust.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

    (x)    [Reserved.]

    (y)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and Genworth Life Insurance Company of New
           York regarding American Century Variable Portfolios II, Inc.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

    (z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (aa)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (bb)   Form of Fund Participation Agreement Amendment between Genworth Life
           Insurance Company of New York and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent of Aneal V. Krishnamurthy, Counsel for Genworth
        Life Insurance Company of New York. Previously filed on April 26,
        2012 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
        Life of New York VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 30 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 28 and on October 14, 2011 with
        Post-Effective Amendment No. 29 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.

    (b) Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          NAME                       ADDRESS                        POSITION WITH COMPANY
          ----                        -------                        ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                          New York, New York 10017        President and Chief Executive Officer
Marshall S. Belkin....... 50 Quail Close                  Director
                          Irvington, New York 10533
Ward E. Bobitz........... 6620 West Broad Street          Director, Vice President and Assistant
                          Richmond, Virginia 23230        Secretary
Richard I. Byer.......... 3060 Lucerne Park Drive         Director
                          Lake Worth, Florida 33467
Paul A. Haley............ 6610 West Broad Street          Director, Senior Vice President and Chief
                          Richmond, Virginia 23230        Actuary
Patrick B. Kelleher...... 6610 West Broad Street          Director and Senior Vice President
                          Richmond, Virginia 23230
Daniel J. Sheehan, IV.... 3001 Summer Street              Director, Senior Vice President and Chief
                          2nd Floor                       Investment Officer
                          Stamford, Connecticut 06905
Thomas M. Stinson........ 6610 West Broad Street          Director and President, Long Term Care
                          Richmond, Virginia 23230        Division
Terrence O. Jones........ 14 Chamberlin Court             Director
                          Cranberry, New Jersey 08512
Amy R. Corbin............ 6610 West Broad Street          Senior Vice President and Chief Financial
                          Richmond, Virginia 23230        Officer
Alexandra Duran.......... 150 E. 85th Street              Director
                          New York, New York 10028
Harry D. Dunn............ 6610 West Broad Street          Director and Vice President
                          Richmond, Virginia 23230
James J. Buddle.......... 704 Green View Lane             Director
                          Doylestown, Pennsylvania 18901
John G. Apostle, II...... 6620 West Broad Street          Vice President and Chief Compliance
                          Richmond, Virginia 23230        Officer
Thomas E. Duffy.......... 6610 West Broad Street          Senior Vice President, General Counsel and
                          Richmond, Virginia 23230        Secretary

          NAME                     ADDRESS               POSITION WITH COMPANY
          ----                     -------               ---------------------
Elena K. Edwards......... 700 Main Street            Senior Vice President
                          Lynchburg, Virginia 24504
Scott J. McKay........... 6610 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
James H. Reinhart........ 6610 West Broad Street     Senior Vice President
                          Richmond, Virginia 23230
Jac J. Amerell........... 6610 West Broad Street     Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street     Treasurer
                          Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS

   There were 1,295 owners of Qualified Contracts and 959 owners of Non-Qualified Contracts as of March 10, 2012.

ITEM 28. INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres, Jr.... 6610 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.     Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                          (2)
                                    NET UNDERWRITING       (3)            (4)
                                     DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
(1) NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $4.9 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of June 2012.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                        GENWORTH LIFE INSURANCE COMPANY OF
                                          NEW YORK
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                          TITLE                      DATE
        ---------                          -----                      ----

  /s/  DAVID J. SLOANE*    Director, Chairperson of the Board,    June 1, 2012
--------------------------   President and Chief Executive
     DAVID J. SLOANE         Officer

/s/  MARSHALL S. BELKIN*   Director                               June 1, 2012
--------------------------
   MARSHALL S. BELKIN

  /s/  WARD E. BOBITZ*     Director, Vice President and           June 1, 2012
--------------------------   Assistant Secretary
     WARD E. BOBITZ

  /s/  RICHARD I. BYER*    Director                               June 1, 2012
--------------------------
     RICHARD I. BYER

   /s/  PAUL A. HALEY      Director, Senior Vice President and    June 1, 2012
--------------------------   Chief Actuary
      PAUL A. HALEY

  /s/  ALEXANDRA DURAN*    Director                               June 1, 2012
--------------------------
     ALEXANDRA DURAN

/s/  PATRICK B. KELLEHER*  Director and Senior Vice President     June 1, 2012
--------------------------
   PATRICK B. KELLEHER

 /s/  THOMAS M. STINSON*   Director and President, Long Term      June 1, 2012
--------------------------   Care Division
    THOMAS M. STINSON

         SIGNATURE                           TITLE                      DATE
         ---------                           -----                      ----

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /S/  HARRY D. DUNN*      Director and Vice President            June 1, 2012
----------------------------
       HARRY D. DUNN

  /S/  TERRENCE O. JONES*    Director                               June 1, 2012
----------------------------
     TERRENCE O. JONES

   /S/  JAMES J. BUDDLE*     Director                               June 1, 2012
----------------------------
      JAMES J. BUDDLE

    /s/  AMY R. CORBIN*      Senior Vice President and Chief        June 1, 2012
----------------------------   Financial Officer
       AMY R. CORBIN

   /s/  JAC J. AMERELL*      Vice President and Controller          June 1, 2012
----------------------------
      JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of         June 1, 2012
      ----------------------    Attorney executed on April
          PAUL A. HALEY         1, 2011, October 11, 2011
                                and May 25, 2012.